Revenues, Accounts Receivable and Provision for Credit Losses	6 Months Ended
Jun. 30, 2021
Revenues, Accounts Receivable and Provision for Credit Losses [Abstract]
Revenues, Accounts Receivable and Provision for Credit Losses
4.	Revenues, Accounts Receivable and Provision for Credit Losses

Credit Losses Provision

On January 1, 2020 the Company adopted ASU No. 2016-13—Financial Instruments—Credit Losses (Topic 326) -Measurement of Credit Losses on Financial Instruments, which requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a timely manner. Receivables arising from operating leases are not within the scope of Subtopic 326-20 and as such, the receivables from time-charters are excluded. The Company measures the allowance for estimated credit losses on its short term receivables, being freight and demurrage receivables, cash equivalent balances and claims receivables. As of June 30, 2021 and December 31, 2020, the balance of the Company’s allowance for estimated credit losses on its outstanding freight and demurrage receivables were $59 and $79, respectively, and is included in Accounts receivable, net of provision for credit losses in the accompanying consolidated balance sheets. For the six months ended June 30, 2021 and 2020, the changes in the provision of estimated losses are reflected in Provision for doubtful receivables in the accompanying unaudited interim consolidated statements of operations and amounted to -$20 and $131, respectively. No allowance was recorded on insurance claims as of June 30, 2021 and December 31, 2020, as their balances were immaterial. In addition, no allowance was recorded for cash equivalents as the majority of cash balances as of the balance sheet date was on time deposits with highly reputable credit institutions, for which periodic evaluations of the relative credit standing of those financial institutions are performed.

Revenues and Accounts Receivable

The Company’s tankers vessels have been employed since their acquisition under time and voyage charter contracts, while in June 2021, the Company has also entered into a pool arrangement for one of its vessels.

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters, spot charters and pool charters). For June 30, 2021, Revenues for continuing operations amounted to $11,441 from spot charters, to $5,998 from time-charters and to $74 from pool charters. For June 30, 2020, Revenues for continuing operations amounted to $23,484 from spot charters, and to $2,151 from time-charters. As of June 30, 2021, the balance of Accounts receivable, net, for the continuing operations amounted to $2,239 for the spot charters (of which $280 relates to contract assets), to $98 for the time-charters and to $156 for the pool charters. As of December 31, 2020, the balance of Accounts receivable, net, for the continuing operations amounted to $3,399 for the spot charters (of which $456 relates to contract assets), and to $104 for the time-charters.

For the containers fleet (discontinued operations), revenues of June 30, 2020 related exclusively to time-charters and are included in Net income / (loss) from discontinued operations in the accompanying consolidated financial statements, while the respective Accounts receivable, net as of June 30, 2021 and December 31, 2020 are included in Current assets from discontinued operations in the accompanying consolidated balance sheets (Note 3).

For the six months ended June 30, 2021 and 2020, charterers that accounted for more than 10% of the Company’s voyage and hire revenues, were as follows:

Charterer	2021	2020
A - Tanker vessels - Continuing operations	-	11%
B - Tanker vessels - Continuing operations	29%	10%
C - Tanker vessels - Continuing operations	10%	-
D- Tanker vessels - Continuing operations	28%	-